SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Line Items]
Financial liabilities settlement period	60 days
Financial liabilities repayment term	Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.
Government grants	$ 639	$ 271	$ 973
Unused net operating losses	20,660	15,245
Net deferred tax assets	2,946	3,136	(519)	$ (200)
Increase in unrecognized deferred tax assets, profit and equity	3,969	4,858	5,617
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 198
Unused tax losses
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 1,373	$ 204
Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	20 years
Bottom of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	2 years
Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, investment property, cost model	40 years
Ownership percentage with voting right	20.00%
Top of range | Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	10 years